Note 9 - Income Taxes	12 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Income Tax Disclosure [Text Block]
9.	Income Taxes

The entities within the Company file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands.

British Virgin Islands (“BVI”)

Under the current laws of BVI, the Company’s subsidiaries incorporated in BVI are not subject to tax on income or capital gains. Additionally, upon payments of dividends by these BVI companies to respective shareholders, no BVI withholding tax will be imposed.

Hong Kong

Under the current HK tax laws, before April 1, 2018, the income tax rate of Hong Kong was 16.5%. Effective from April 1, 2018, a two-tier corporate income tax system was officially implemented in Hong Kong, which is 8.25% for the first HK$2.0 million profits, and 16.5% for the subsequent profits. Under the HK tax laws, it is exempted from the Hong Kong income tax on its foreign-derived income. In addition, payments of dividends from Hong Kong subsidiaries to the Company are not subject to any Hong Kong withholding tax.

United States

Our subsidiaries incorporated in the United States are subject to U.S. federal corporate income tax at a rate of 21% on their taxable income, as well as to state and local income and other taxes in the states in which they operate.

For each year ended June 30, 2024, 2025 and 2026, the Company’s (loss)/income before tax from continuing operations consisted of:

	Years Ended June 30,
	2024	2025	2026
	US$	US$	US$

Hong Kong	(759)	(3,154)	5,172
United States	(6)	(305)	120
Others	-	(2,214)	(1,868)
	(765)	(5,673)	3,424

For each year ended June 30, 2024, 2025 and 2026, the Company’s income tax benefit from continuing operations consisted of:

	Years Ended June 30,
	2024	2025	2026
	US$	US$	US$
Hong Kong income tax expenses
- Current year	-	-	-
- Prior year	-	117	-
	-	117	-

A reconciliation of the income tax expense determined at the Hong Kong statutory income tax rate to the Company’s actual income tax expense is as follows:

	Years Ended June 30,
	2024	2025	2026
	US$	US$	US$

(Loss)/income before income tax expense	(759)	(3,154)	5,172
Hong Kong statutory income tax rate	16.5%	16.5%	8.25%
Income tax at Hong Kong statutory income tax rate	-	-	36
Utilized the unrecognized net losses in prior years	-	-	(36)
Tax effect of prior-year tax filing difference	-	117	-
Income tax expense	-	117	-

A reconciliation of the income tax expense determined at the United States federal statutory tax rate to the Company’s actual income tax expense is as follows:

	Years Ended June 30,
	2024	2025	2026
	US$	US$	US$

(Loss)/income before income tax expense	(6)	(305)	120
Federal statutory tax rate	21%	21%	21%
Income tax at federal statutory tax rate	-	-	25
Utilized the unrecognized net losses in prior years	-	-	(25)
Income tax expense	-	-	-

The Company’s deferred tax liabilities were recorded as a result of recognition of the identifiable intangible assets acquired from various acquisition transactions. As of June 30, 2025 and 2026, there was no deferred tax liabilities.

Total NOLs carryforwards of the Company’s subsidiaries in Hong Kong are US$8,074 and US$7,634 as of June 30, 2025 and 2026, respectively. The NOLs of the Company’s subsidiaries in Hong Kong can be carried forward indefinitely. The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax laws. As of June 30, 2025 and 2026, the Company recorded nil and nil deferred tax assets related to the NOLs.

Total NOLs carryforwards of the Company’s subsidiaries in the United States are subject to agreement by the tax authorities. The net operating losses (NOLs) carryforwards are not subject to any expiration period under federal regulations. Management considered the tax positions are supportable and accurate. The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax laws. As of June 30, 2025 and 2026, the Company recorded nil and nil deferred tax assets related to the NOLs.